Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expenses:
Issuance cost related to warrants to investors	$ 329
Bank account management fees and commissions	8	7	9
Other financial expenses			6
Total finance expenses	337	7	15
Finance income:
Revaluation of warrants to purchase ADS's	765
Interest income on bank deposits	16
Exchange differences	21	23	4
Total finance income	802	23	4
Finance income (expenses), net	$ 465	$ 16	$ (11)